Net Loss Per Share - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,578,403)	$ (228,847)	¥ (1,298,880)	¥ (517,550)
Net income attributable to noncontrolling interests	(2,754)	(399)
Accretions of preferred shares to redemption value | ¥			(170,585)	(680,734)
Net loss attributable to ordinary shareholders	¥ (1,581,157)	$ (229,246)	¥ (1,469,465)	¥ (1,198,284)
Denominator:
Weighted average number of ordinary shares outstanding, basic	304,836,318	304,836,318	240,174,108	65,279,970
Weighted average number of ordinary shares outstanding, diluted	304,836,318	304,836,318	240,174,108	65,279,970
Net loss per share, basic | (per share)	¥ (5.19)	$ (0.75)	¥ (6.12)	¥ (18.36)
Net loss per share, diluted | (per share)	¥ (5.19)	$ (0.75)	¥ (6.12)	¥ (18.36)